Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of property and equipment estimated useful life

	Estimated useful lives	Residual rate
Office building	20 years	5%
Building decoration	10 years	5%
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fixtures and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Schedule of estimated useful lives of the intangible assets

Estimated useful lives
Land use rights	30 years
Audio-visual license	9 years
Acquired computer software	5 years

Schedule of analysis of different types of revenues

Revenue from operations	Years ended December 31,
(In thousands)	2021	2022	2023
Subscription revenue	91,174	100,557	119,343
Live streaming revenue and other internet value-added services (note a)and	53,614	122,372	122,157
Cloud computing services and product revenue (note b)	94,813	119,635	123,411
Total revenues	239,601	342,564	364,911

Notes:

(a)	Other internet value-added services mainly comprised online advertising, online games and other technical services.
(b)	Product revenue mainly comprised sales of OneThing Edge Cube and OneThing Edge Station devices and hard disks.
(c)	The total revenues were reclassified to present in three types for the year ended December 31, 2022, and accordingly the classification of total revenues has been adjusted retrospectively for the year ended December 31, 2021.